Insurance Contract Liabilities - Development Of Insurance Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of types of insurance contracts [line items]
Provision for losses and loss adjustment expenses	$ 28,500.2	$ 29,081.7	$ 28,610.8	$ 19,481.8	$ 19,816.4	$ 17,749.1	$ 19,212.8	$ 19,648.8	$ 17,232.2	$ 16,049.3
Less: CTR Life	7.0	8.0	8.7	12.8	14.2	15.2	17.9	20.6	24.2	25.3
Provision for losses and loss adjustment expenses, net of CTR Life	28,493.2	29,073.7	28,602.1	19,469.0	19,802.2	17,733.9	19,194.9	19,628.2	17,208.0	16,024.0
Effect of foreign currency translation		(66.6)	428.0	(190.8)	(216.2)	255.3	471.1	559.4	240.8	239.4
Loss reserve development	$ (166.0)	166.0	608.2	907.0	1,549.3	1,429.0	1,383.7	1,136.9	432.1	336.9
Favourable (unfavourable) development		99.4	1,036.2	716.2	1,333.1	1,684.3	1,854.8	1,696.3	672.9	576.3
One year later
Disclosure of types of insurance contracts [line items]
Cumulative payments		7,732.0	7,564.0	4,608.0	4,441.4	3,801.6	4,081.1	4,323.5	3,627.6	3,355.9
Reserves re-estimated		$ 28,974.3	27,580.6	19,343.1	19,169.3	16,696.4	18,375.6	19,021.2	17,316.4	15,893.8
Two years later
Disclosure of types of insurance contracts [line items]
Cumulative payments			12,081.3	7,631.4	7,283.6	6,364.5	6,787.6	7,153.1	6,076.7	5,441.4
Reserves re-estimated			$ 27,565.9	18,804.8	18,973.6	16,269.2	17,475.0	18,529.4	17,013.6	15,959.7
Three years later
Disclosure of types of insurance contracts [line items]
Cumulative payments				9,655.9	9,466.5	8,172.7	8,775.5	9,148.0	7,920.3	7,063.1
Reserves re-estimated				$ 18,752.8	18,502.5	16,114.0	17,307.9	17,820.5	16,721.0	15,705.6
Four years later
Disclosure of types of insurance contracts [line items]
Cumulative payments					10,914.2	9,561.8	10,212.4	10,702.8	9,333.4	8,333.3
Reserves re-estimated					$ 18,469.1	15,938.9	17,287.2	17,735.5	16,233.9	15,430.4
Five years later
Disclosure of types of insurance contracts [line items]
Cumulative payments						10,496.4	11,354.4	11,783.3	10,458.7	9,327.0
Reserves re-estimated						$ 16,049.6	17,203.5	17,830.5	16,269.6	15,036.2
Six years later
Disclosure of types of insurance contracts [line items]
Cumulative payments							12,123.4	12,729.6	11,263.6	10,202.6
Reserves re-estimated							$ 17,340.1	17,791.8	16,331.8	15,099.0
Seven years later
Disclosure of types of insurance contracts [line items]
Cumulative payments								13,335.1	12,030.0	10,823.4
Reserves re-estimated								$ 17,931.9	16,340.6	15,252.1
Eight years later
Disclosure of types of insurance contracts [line items]
Cumulative payments									12,558.1	11,442.7
Reserves re-estimated									$ 16,535.1	15,279.7
Nine years later
Disclosure of types of insurance contracts [line items]
Cumulative payments										11,853.3
Reserves re-estimated										$ 15,447.7